Interest Rate Swap (Narrative) (Details) - Dec. 31, 2014 - USD ($)	Total
Disclosure Interest Rate Swap Narrative [Abstract]
Interest rate derivatives designated as cash flow hedges, notional amount	$ 640,000,000
Estimated reclassification as increase to interest expense	2,567,000
Termination value of derivatives	$ 3,051,000